MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details Textual) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Percentage Of Long Lived Assets To Total Assets		49.70%	49.70%
Asset Impairment Charges		CAD 16.5			$ 56.7
Description Of Product Sales Prices and Foreign Exchange Assumptions		Product sales prices and foreign exchange assumptions for 2015 of CDN$1.00 = US$0.83 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2019 were based on independent, published market forecasts. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.	Product sales prices and foreign exchange assumptions for 2015 of CDN$1.00 = US$0.83 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2019 were based on independent, published market forecasts. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.	Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.	Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.
Fair Value Of Assets Discount Rate		15.00%	15.00%	15.00%	15.00%
Impairment of Long-Lived Assets Held-for-use		CAD 13.0	$ 13.0	CAD 30.2
Production Related Impairments or Charges	CAD 0.0	1.9	1.9	0.0
Other Asset Impairment Charges	CAD 0.0	CAD 1.6	$ 1.6	CAD 0.0	$ 30.2